Receivables from Supply Chain Solutions (Tables)	12 Months Ended
Dec. 31, 2024
Receivables from Supply Chain Solutions [Abstract]
Schedule of Movement of the Allowance for Credit losses for Receivable

Movement of the allowance for credit losses for receivables from supply chain solutions is as follows:

	December 31, 2024	December 31, 2023
Balance as of January 1	$2,323,289	$673,300
Provisions for credit losses	774,321	1,669,212
Changes due to foreign exchange	(63,467)	(19,223)
Balance as of December 31	$3,034,143	$2,323,289